Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net profit Loss for six months	$ (573,670)	$ (1,709,081)
Adjustments to reconcile net loss to cash used in operating activities :
Depreciation and amortization	189,284	6,952
Common stock issued for consulting services	20,600	73,950
Non cash Stock based compensation		13,494
Obligation to issue common shares-services		974,180
Changes in assets and liabilities
(Increase) Decrease in Accounts receivable	(3,241)	4,547
Decrease (Increase) In Inventory	92	2,112
Increase (Decrease) in Accounts payable	294,758	265,779
Net cash flows used in operating activities	(72,177)	(368,067)
Cash Flows from Investing Activities:
Patent fees	(9,560)
Net cash flows used in investing activities	(9,560)	(368,067)
Cash Flows from Financing Activities:
Proceeds from notes payable-related parties	82,233	272,200
Net cash provided by financing activities	82,233	272,200
Net change in cash and cash equivalents	496	(95,867)
Cash and cash equivalents, beginning of period	18	99,827
Cash and cash equivalents balance end of period	$ 514	$ 3,960
Conversion of debt to common stock	515,000	417,879
Conversion of obligation		300,593
Common stock issued for prepaid consulting services	48,000